Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	¥ 16,382	¥ 15,351
Fair value of derivative liabilities	16,637	16,360
Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	10,410	9,505
Fair value of derivative liabilities	11,277	10,696
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	5,763	5,657
Fair value of derivative liabilities	5,282	5,536
Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	103	123
Fair value of derivative liabilities	122	158
Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	20	19
Fair value of derivative liabilities	19	18
Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	59	47
Fair value of derivative liabilities	55	62
Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	27	0
Fair value of derivative liabilities	(118)	(110)
Not designated as hedges
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	16,379	15,341
Fair value of derivative liabilities	16,633	16,360
Not designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	10,410	9,505
Fair value of derivative liabilities	11,277	10,696
Not designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	5,760	5,647
Fair value of derivative liabilities	5,278	5,536
Not designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	103	123
Fair value of derivative liabilities	122	158
Not designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	20	19
Fair value of derivative liabilities	19	18
Not designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	59	47
Fair value of derivative liabilities	55	62
Not designated as hedges | Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	27	0
Fair value of derivative liabilities	(118)	(110)
Designated as hedges
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	3	10
Fair value of derivative liabilities	4	0
Designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	3	10
Fair value of derivative liabilities	4	0
Designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	¥ 0	¥ 0